Investment properties (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Rental and services income	$ 27,281	$ 18,093	$ 28,092
Direct operating expenses	(9,191)	(7,264)	(19,909)
Development reimbursements	186	187	277
Net realized gain from fair value adjustment of investment properties	13,980	17,745	2,793
Net unrealized (loss) / gain from fair value adjustment of investment properties	$ (330)	$ (30,487)	$ 80,287